Acquisition (Schedule of preliminary allocation of fair value of assets and liabilities) (Details) - USD ($)	Sep. 04, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Assets
Goodwill		$ 834,220	$ 834,220	$ 834,220
FLCR [Member]
Assets
Cash			22,205
Property and equipment			4,209,995
Other			20,716
Other assets			1,511,844
Goodwill			892,312
Total Assets			6,657,072
Liabilities
Accounts payable			208,763
Long-term debt			4,593,851
Short-term debt			799,534
Accrued interest			78,948
Other			83,664
Total Liabilities			5,764,760
Net Assets			892,312
Consideration			58,092
Fair value of noncontrolling interests			834,220
Total Recongnized Identifiable Assets Acquired			$ 892,312
Concepts and Solutions [Member]
Assets
Cash	$ 201,161
Accounts receivable	1,165,953
Inventory	94,360
Property and equipment	20,904
Other assets	2,800
Goodwill and other intangibles	3,760,287
Total Assets	5,245,465
Liabilities
Accounts payable	1,225,734
Accrued expenses	783,540
Short-term debt	96,941
Deferred revenue	518,900
Total Liabilities	2,625,115
Net Assets	2,620,350
Fair value of anti-dilution clause in employment agreement	235,350
Note payable to seller	900,000
Stock	1,485,000
Total consideration	$ 2,620,350